GUIDESTONE FUNDS
Supplement dated February 27, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2025,
for the Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund, Impact Bond Fund, Growth Equity Fund, International Equity Fund and Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES CHANGES
TO THE LOW-DURATION BOND FUND, MEDIUM-DURATION BOND FUND, GLOBAL BOND FUND AND IMPACT BOND FUND
Effective on or about March 1, 2026, certain changes to the Principal Investment Strategies will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the Low-Duration Bond Fund, beginning on page 75, the third bullet point is deleted in its entirety and replaced with the following:
●
The average credit quality rating for the Fund’s portfolio will be greater than or equal to “A” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 15% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody’s or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
Under the heading “Principal Investment Strategies” for the Medium-Duration Bond Fund, beginning on page 81, the third bullet point is deleted in its entirety and replaced with the following:
●
The average credit quality rating for the Fund’s portfolio will be greater than or equal to “Baa” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 15% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
Under the heading “Principal Investment Strategies” for the Global Bond Fund, beginning on page 87, the fifth bullet point is deleted in its entirety and replaced with the following:
●
The average credit quality for the Fund’s portfolio will be greater than or equal to “Ba” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund may invest up to 30% of its assets in U.S. and non-U.S. (including emerging markets) below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody’s or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
i

Under the heading “Principal Investment Strategies” for the Impact Bond Fund, beginning on page 112, the fifth bullet point is deleted in its entirety and replaced with the following:
●
The average credit quality rating for the Fund’s portfolio will be greater than or equal to “A” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 5% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
II.  PORTFOLIO MANAGER UPDATES FOR THE STRATEGIC ALTERNATIVES FUND, INTERNATIONAL EQUITY FUND AND EMERGING MARKETS EQUITY FUND
Effective January 1, 2026, Laura Serban, Ph.D., Principal of AQR Capital Management, LLC (“AQR”) began serving as a portfolio manager to the firm’s assigned portion of each of the Strategic Alternatives Fund (“SAF”), International Equity Fund (“IEF”) and Emerging Markets Equity Fund (“EMEF”). In addition, Andrea Frazzini, Ph.D., Principal of AQR, no longer serves as a portfolio manager to the SAF, IEF and EMEF. All references to Dr. Frazzini are deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers" for the SAF, on page 101, the disclosure for AQR is deleted in its entirety and replaced with the following:

AQR Capital Management, LLC
Michele L. Aghassi, Ph.D. Principal	Since May 2021
Clifford S. Asness, Ph.D. Managing and Founding Principal	Since January 2022
John J. Huss Principal	Since May 2021
Laura Serban, Ph.D. Principal	Since January 2026
Under the heading “Sub-Advisers” for the SAF, on page 219, the disclosure for AQR is deleted in its entirety and replaced with the following:
AQR Capital Management, LLC (“AQR”), One Greenwich Plaza, Suite 130, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998. AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses on providing quantitative investment analysis, which relies on the firm’s proprietary models, utilizing a set of valuation, momentum and other factors, to generate views on investments and apply them in a systematic process. As of December 31, 2025, AQR had approximately $187.3 billion in assets under management. The portfolio managers who are jointly and primarily responsible for the day-to-day management of an assigned portion of the Strategic Alternatives Fund are Clifford S. Asness, Ph.D., Michele L. Aghassi, Ph.D., John J. Huss and Laura Serban, Ph.D. Dr. Asness is the Managing and Founding Principal of AQR, and Doctors Aghassi and Serban and Mr. Huss are each a Principal of AQR. Dr. Asness has been at AQR since the firm’s inception in 1998, Dr. Aghassi has been at AQR since 2005, Mr. Huss has been at AQR since he rejoined the firm in 2013 and Dr. Serban has been at AQR since 2011.

In the section “Sub-Advisers and Portfolio Managers” for the IEF, on page 172, the disclosure for AQR is deleted in its entirety and replaced with the following:

AQR Capital Management, LLC
Clifford S. Asness, Ph.D. Managing and Founding Principal	Since March 2008
John J. Huss Principal	Since January 2022
John M. Liew, Ph.D. Founding Principal	Since March 2008
Laura Serban, Ph.D. Principal	Since January 2026
Under the heading “Sub-Advisers” for the IEF, on page 226, the disclosure for AQR is deleted in its entirety and replaced with the following:
AQR Capital Management, LLC (“AQR”), One Greenwich Plaza, Suite 130, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998 and provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses on providing quantitative investment analysis, which relies on the firm’s proprietary models, utilizing a set of valuation, momentum and other factors, to generate views on investments and apply them in a systematic process. As of December 31, 2025, AQR had approximately $187.3 billion in assets under management. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the assigned portion of the International Equity Fund are Clifford S. Asness, Ph.D., John M. Liew, Ph.D., John J. Huss and Laura Serban, Ph.D. Dr. Asness is the Managing and Founding Principal of AQR. Dr. Liew is a Founding Principal of AQR. Mr. Huss and Dr. Serban are each Principals of AQR. Doctors Asness and Liew have been at AQR since the firm’s inception in 1998, Mr. Huss has been at AQR since he rejoined the firm in 2013 and Dr. Serban has been at AQR since 2011.
In the section “Sub-Advisers and Portfolio Managers” for the EMEF, on page 180, the disclosure for AQR is deleted in its entirety and replaced with the following:

AQR Capital Management, LLC
Michele L. Aghassi, Ph.D. Principal	Since March 2016
Clifford S. Asness, Ph.D. Managing and Founding Principal	Since January 2022
John J. Huss Principal	Since January 2022
Laura Serban, Ph.D. Principal	Since January 2026
Under the heading “Sub-Advisers” for the EMEF, on page 227, the disclosure for AQR is deleted in its entirety and replaced with the following:
AQR Capital Management, LLC (“AQR”), One Greenwich Plaza, Suite 130, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998 and provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses on providing quantitative investment analysis, which relies on the firm’s proprietary models, utilizing a set of valuation, momentum and other factors, to generate views on investments and apply them in a systematic process. As of December 31, 2025, AQR had approximately $187.3 billion in assets under management. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the assigned portion of the Emerging Markets Equity Fund are Clifford S. Asness, Ph.D., Michele L. Aghassi, Ph.D., John J. Huss and Laura Serban, Ph.D. Dr. Asness is the Managing and Founding Principal of AQR, and Doctors Aghassi and Serban and Mr. Huss are each a Principal of AQR. Dr. Asness has been at AQR since the firm’s inception in 1998, Dr. Aghassi has been at AQR since 2005, Mr. Huss has been at AQR since he rejoined the firm in 2013 and Dr. Serban has been at AQR since 2011.
III.   FEES AND EXPENSES CHANGES TO THE DEFENSIVE MARKET STRATEGIES® FUND
Under the heading “Fees and Expenses” for the DMSF, on page 103, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.58%	0.58%
Other expenses	0.05%	0.32%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.64%	0.91%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the DMSF, on page 103, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$65	$93
3 Years	$205	$290
5 Years	$357	$504
10 Years	$798	$1,120
IV.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES TO THE DEFENSIVE MARKET STRATEGIES® FUND
Effective March 31, 2026, or as soon as practicable thereafter, the Principal Investment Strategies and the Principal Investment Risks of the Defensive Market Strategies Fund (“DMSF”) are being amended. Upon effectiveness, the Principal Investment Strategies are updated to add a Hedged Equity Strategy and modify the Options Equity Strategy. Upon effectiveness, the changes to the Principal Investment Strategies are detailed below.
In addition, upon effectiveness, all references to the Convertible Bond Strategy are deleted in their entirety, and under the heading “Principal Investment Risks” for the DMSF, beginning on page 105, the Convertible Securities Risk disclosure is deleted in its entirety.
Under the heading “Principal Investment Strategies” for the DMSF, beginning on page 104, the second bullet point is deleted in its entirety and replaced with the following:
●
The principal strategies, and the range of assets that will generally be allocated to each, are as follows:
Principal Strategy	Range of Assets
Hedged Equity	20%-80%
Long Only Equity	0%-35%
Long-Short Equity	0%-35%
Options Equity	0%-70%

Under the heading “Principal Investment Strategies” for the DMSF, beginning on page 104, under the fourth bullet point, the sub-bullet point for the Hedged Equity Strategy is added in alphabetical order, and the sub-bullet point for the Options Equity Strategy is deleted in its entirety and replaced with the disclosure below.
●
The Hedged Equity Strategy typically combines long equity investments with complementary hedging positions to participate in stock market gains while mitigating downside risk and volatility. The strategy’s core long component invests in equity securities and related instruments to seek capital appreciation and income, while a defensive hedging component employs short positions and derivative instruments such as options, futures or swaps to offset potential losses during market downturns and help offset the cost of the underlying hedges. By maintaining these concurrent long and hedged exposures, the strategy strives to reduce volatility and limit drawdowns relative to a traditional long-only equity approach. Overall, the strategy emphasizes prudent risk control and downside protection, aiming for a more stable return profile compared to an unhedged equity portfolio.
●
The Options Equity Strategy seeks to deliver equity-like returns with lower volatility than the broader U.S. equity markets by combining long-dated call options and short-term put writing on equity indexes such as the S&P 500® Index. The strategy involves purchasing long-dated, cash-settled call options to capture upside market participation, while writing short-term, cash-settled put options to generate premium income. All written options are fully collateralized with a portfolio of U.S. Treasury Bills, Notes or other government securities, ensuring no leverage is employed. When the Fund writes a put option, it receives a premium and agrees to pay the option holder the difference between the strike price and the index level if the index falls below the strike. When the Fund purchases a call option, it gains the right to benefit from index appreciation above the strike price, with losses limited to the premium paid. Options are considered “out of the money” when the strike price is less favorable than the current index level, and such options typically expire without being exercised. The Fund seeks to profit from selling these out-of-the-money options based on market-implied probabilities of expiration. By combining these strategies, the Fund aims to construct a convex return profile that participates in rising markets while mitigating downside risk.
V.  SUB-ADVISER CHANGES FOR THE DEFENSIVE MARKET STRATEGIES® FUND
Effective March 31, 2026, or as soon as practicable thereafter, J.P. Morgan Investment Management Inc. (“JPMIM”) will become a new sub-adviser to the DMSF.  Prior to the time in which JPMIM will become a new sub-adviser to the DMSF, Shenkman Capital Management, Inc. (“Shenkman”) and Wellington Management Company, LLP (“Wellington”) will no longer serve as sub-advisers to the DMSF. Upon effectiveness, with respect to the DMSF, all references to Shenkman and Wellington will be deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers” for the DMSF, on page 110, the following disclosure is added in alphabetical order.

J.P. Morgan Investment Management Inc.
Matthew Bensen Executive Director	Since March 2026
Judy Jansen Executive Director	Since March 2026
Hamilton Reiner Managing Director and Chief Investment Officer of U.S. Core Equity	Since March 2026
Raffaele Zingone Managing Director	Since March 2026
Under the heading “Sub-Advisers” for the DMSF, beginning on page 220, the disclosure for JPMIM is added in alphabetical order:
v

J.P. Morgan Investment Management Inc. (“JPMIM”), 270 Park Avenue, New York, New York 10017: JPMIM was established in 1984 and is registered with the SEC as an investment adviser. As of December 31, 2025, the firm had assets under management of approximately $4.1 trillion in equities and fixed income securities. JPMIM uses a team approach to manage the assigned portion of the Defensive Market Strategies Fund. The investment team includes Hamilton Reiner, Managing Director and Chief Investment Officer of U.S. Core Equity, Raffaele Zingone, Managing Director, Matthew Bensen, Executive Director, and Judy Jansen, Executive Director. Messrs. Hamilton, Zingone and Bensen and Ms. Jansen have each served more than five years with JPMIM.
VI.  PORTFOLIO MANAGER UPDATES FOR THE GROWTH EQUITY FUND
Effective January 31, 2026, Benjamin H. Betcher, CFA, Senior Portfolio Manager and Research Analyst of Sands Capital Management, LLC (“Sands”), began serving as a portfolio manager to the firm’s assigned portion of the Growth Equity Fund (“GEF”). In addition, Frank M. Sands, CFA, Chief Executive Officer and Chief Investment Officer of Sands, no longer serves as a portfolio manager to the GEF. Upon effectiveness, all references to Mr. Sands are deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers” for the GEF, on page 155, the disclosure for Sands is deleted in its entirety and replaced with the following:

Sands Capital Management, LLC
Benjamin H. Betcher, CFA Senior Portfolio Manager and Research Analyst	Since January 2026
Wesley A. Johnston, CFA Senior Portfolio Manager and Research Analyst	Since January 2016
Thomas H. Trentman, CFA Senior Portfolio Manager and Research Analyst	Since November 2017
Under the heading “Sub-Advisers” for the GEF, on page 224, the disclosure for Sands is deleted in its entirety and replaced with the following:
Sands Capital Management, LLC (“Sands”), 1000 Wilson Boulevard, Suite 3000, Arlington, Virginia 22209: Sands has been managing assets since being founded in 1992. Sands had approximately $44.3 billion in discretionary assets under management as of December 31, 2025. The firm manages assets utilizing growth equity strategies. The investment team includes Benjamin H. Betcher, CFA, Senior Portfolio Manager and Research Analyst, Wesley A. Johnston, CFA, Senior Portfolio Manager and Research Analyst, and Thomas H. Trentman, CFA, Senior Portfolio Manager and Research Analyst. Mr. Betcher joined Sands in 2021, Mr. Johnston joined Sands in 2004 and Mr. Trentman joined Sands in 2005.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE